FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites - GBP (£) £ in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	£ 38,880		£ 40,213
Items in the course of collection from banks	292		645
Financial assets at fair value through profit or loss	2,284		23,256
Derivative financial instruments	8,494	[1]	11,293	[2]
Loans and advances to banks	4,852		3,692
Loans and advances to customers	474,470		464,044
Debt securities	5,325		5,095
Due from fellow Lloyds Banking Group undertakings	1,854		1,878
Financial assets at amortised cost	486,501		474,709
Financial assets at fair value through other comprehensive income	24,617		24,368
Total financial assets	561,068		574,484
Deposits from banks	23,593		26,263
Customer deposits	396,839		391,251
Due to fellow Lloyds Banking Group undertakings	4,893		19,663
Items in course of transmission to banks	354		615
Financial liabilities at fair value through profit or loss	7,702		17,730
Derivative financial instruments	9,831		10,911
Notes in circulation	1,079		1,104
Debt securities in issue	76,431		64,533
Other liabilities	1,755
Subordinated liabilities	12,586		12,745		£ 14,782
Total financial liabilities	535,063		544,815
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	35,741		37,632
Items in the course of collection from banks	252		464
Financial assets at fair value through profit or loss	703		20,843
Derivative financial instruments	13,638		15,431
Loans and advances to banks	4,453		3,153
Loans and advances to customers	177,569		172,315
Debt securities	5,241		4,960
Due from fellow Lloyds Banking Group undertakings	202,277		153,585
Financial assets at amortised cost	389,540		334,013
Financial assets at fair value through other comprehensive income	22,160		23,208
Total financial assets	462,034		431,591
Deposits from banks	7,122		5,320
Customer deposits	239,762		229,402
Due to fellow Lloyds Banking Group undertakings	109,771		88,383
Items in course of transmission to banks	198		341
Financial liabilities at fair value through profit or loss	7,697		17,719
Derivative financial instruments	14,211		14,546
Debt securities in issue	61,509		49,787
Other liabilities	975
Subordinated liabilities	9,909		9,528		£ 9,341
Total financial liabilities	451,154		415,026
Held at amortised cost [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	38,880		40,213
Items in the course of collection from banks	292		645
Loans and advances to banks	4,852		3,692
Loans and advances to customers	474,470		464,044
Debt securities	5,325		5,095
Due from fellow Lloyds Banking Group undertakings	1,854		1,878
Financial assets at amortised cost	486,501		474,709
Total financial assets	525,673		515,567
Deposits from banks	23,593		26,263
Customer deposits	396,839		391,251
Due to fellow Lloyds Banking Group undertakings	4,893		19,663
Items in course of transmission to banks	354		615
Notes in circulation	1,079		1,104
Debt securities in issue	76,431		64,533
Other liabilities	1,755
Subordinated liabilities	12,586		12,745
Total financial liabilities	517,530		516,174
Held at amortised cost [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	35,741		37,632
Items in the course of collection from banks	252		464
Loans and advances to banks	4,453		3,153
Loans and advances to customers	177,569		172,315
Debt securities	5,241		4,960
Due from fellow Lloyds Banking Group undertakings	202,277		153,585
Financial assets at amortised cost	389,540		334,013
Total financial assets	425,533		372,109
Deposits from banks	7,122		5,320
Customer deposits	239,762		229,402
Due to fellow Lloyds Banking Group undertakings	109,771		88,383
Items in course of transmission to banks	198		341
Debt securities in issue	61,509		49,787
Other liabilities	975
Subordinated liabilities	9,909		9,528
Total financial liabilities	429,246		382,761
Held for trading at fair value through profit or loss [member] | Mandatorily held at fair value through profit or loss [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	290		19,462
Derivative financial instruments	7,377		9,810
Total financial assets	7,667		29,272
Financial liabilities at fair value through profit or loss	171		10,543
Derivative financial instruments	8,802		9,804
Total financial liabilities	8,973		20,347
Held for trading at fair value through profit or loss [member] | Mandatorily held at fair value through profit or loss [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	290		19,420
Derivative financial instruments	13,431		14,999
Total financial assets	13,721		34,419
Financial liabilities at fair value through profit or loss	213		10,687
Derivative financial instruments	13,944		13,231
Total financial liabilities	14,157		23,918
Other [member] | Mandatorily held at fair value through profit or loss [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	1,994		3,794
Total financial assets	1,994		3,794
Other [member] | Mandatorily held at fair value through profit or loss [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	413		1,423
Total financial assets	413		1,423
Derivatives designated as hedging instruments [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	1,117		1,483
Total financial assets	1,117		1,483
Derivative financial instruments	1,029		1,107
Total financial liabilities	1,029		1,107
Derivatives designated as hedging instruments [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	207		432
Total financial assets	207		432
Derivative financial instruments	267		1,315
Total financial liabilities	267		1,315
At fair value through other comprehensive income [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	24,617		24,368
Total financial assets	24,617		24,368
At fair value through other comprehensive income [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	22,160		23,208
Total financial assets	22,160		23,208
Designated at fair value through profit or loss [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	7,531		7,187
Total financial liabilities	7,531		7,187
Designated at fair value through profit or loss [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	7,484		7,032
Total financial liabilities	£ 7,484		£ 7,032

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 953 million for the Group and 135 million for the Bank; 2018: 1,282 million for the Group and 488 million for the Bank) and not rated (2019: 372 million for the Group and 75 million for the Bank; 2018: 54 million for the Group and 52 million for the Bank).